Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgements
Critical accounting estimates and judgements

3.Critical accounting estimates and judgements

The preparation of financial statements requires management to make certain judgements, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities as at the end of the reporting period and the amounts reported for revenues and expenses during the year. The nature of the estimation means that actual outcomes could differ from those estimates. The key sources of judgment and estimation uncertainty that have a significant risk of causing material adjustments to the carrying amounts of assets and liabilities are discussed below.

In preparing these consolidated financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2020.

(a)Key accounting judgements

3.1Going concern - Coronavirus

The COVID-19 outbreak and resulting measures taken, from time to time by the federal and state governments in the countries where we operate to contain the virus have required some changes to how we operate (for example travel restrictions, increased working from home, practicing social distancing, increased hygiene measures and enhanced risk and contingency planning). During the prior and current year however, and during the period after December 31, 2021 the financial impact on our business has not been significant as our operational teams were allowed to fulfil their responsibilities and visit sites even when local travel restrictions were in place.

However, in addition to the already known effects, the macroeconomic uncertainty causes disruption to economic activity and it is unknown what the longer-term impact on our business may be. The remaining duration of this pandemic remains uncertain but is expected to continue to impact the way we run our business, in particular in relation to office working and the ability to travel internationally without restriction. The below table outlines Management’s assessment of and response to the main risks arising from the current uncertain situation regarding COVID-19. These risks inherently impact the significant judgements and estimates made by management.

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far. • Customers continue to perform, and we have not experienced significant deterioration in payments.

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The Group has long-term revenue contracts with its customers amounting to $10.0 billion in contracted revenue.

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. Our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth, albeit at lower levels than initially planned for the year ended December 31, 2021, largely affected by a slow down in supply chain. The Group will continue to invest in capital expenditure relating to revenue growth during 2022.

Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $916 million as at December 31, 2021.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

	Assessment	Risk discussion and response
Access to USD	• Moderate risk due to decreased availability.

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While there has been a reduction in US Dollar liquidity in the Nigerian market, we were still able to source US Dollars locally to fund our semi-annual coupons during the year, and management remain confident that we will be able to do so for the foreseeable future.

Workforce and internal controls	• Minimal impact to date.

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Employees have returned to office following guidance by local regulations. The periods of remote working have had limited impact on the operation of and management oversight over internal controls which continue to operate effectively.

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Operational employees continue to operate in the field while observing strict safety guidelines.

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Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilises security measures to mitigate such risks.

Supply chain	• Moderate risk due to delays.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.

Due to the uncertainty of COVID-19, we will continue to assess the situation, including abiding by any government-imposed restrictions, market by market. As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of the financial statements. In assessing the forecasts, in addition to the impact of COVID-19 on the group’s operations, the Directors have considered:

●	the current economic conditions in the operating markets and how that impacts trading;
●	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates;
●	the status of the Group’s financial arrangements (see also note 22);
●	mitigating actions available should business activities fall behind current expectations; and
●	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

Whilst inherently uncertain, and we expect some impact to our operations and performance, we currently do not believe that the COVID-19 outbreak will directly have a material adverse effect on our financial condition or liquidity for the foreseeable future. Having carefully considered this and the other factors noted above, the Directors have a reasonable expectation that the Group and the Company have adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.

3.2Assessment of appropriate foreign exchange rate

The Group had been using the relevant central bank rate, being the relevant official rate in each jurisdiction for foreign currency translation. On April 24, 2017, the Central Bank of Nigeria (CBN) introduced a special foreign exchange window for investors and exporters, known as the NAFEX market.

By introducing the NAFEX window, the CBN created a situation where there are multiple differing official rates in the market. This resulted in a need for the Group to reach a judgement regarding the appropriate exchange rates for translating foreign denominated transactions and balances for Nigerian subsidiaries and for the translation of Nigerian results on consolidation. The Group considered the requirements of IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ and performed an assessment of the availability of the NAFEX rate in that market. The Group concluded that access to US Dollar in Nigeria in the future to meet payments or dividends is expected to be obtained via the NAFEX market, which has since May 2021 been adopted by the CBN.

From January 1, 2018, the NAFEX rate has been used for the translation of USD transactions and denominated balances in the Nigerian subsidiaries and also for consolidation purposes.

3.3Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised and any periods covered by an option to terminate the lease, if it is reasonably certain that the termination options will not be exercised.

The Group has the option under some of its leases to lease the assets for additional periods of up to 10 years. The Group applies judgement in evaluating whether it has a unilateral option to renew the lease for a further period or is otherwise provided that option under the laws governing the lease agreement and is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal or for the landlord to accept a renewal, including the nature of the underlying asset, the availability of a similar asset in a similar location, and the expected business impact or relocating its towers. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its intention or ability to exercise (or not to exercise) the option to renew.

(b)Key accounting estimates

3.4Impairment of non-financial assets

The Group assesses its non-financial assets including property, plant and equipment, goodwill, and other intangible assets for possible impairment if there are events or changes in circumstances that indicate that carrying values of the assets may not be recoverable, or at least at the end of every reporting period.  Such indicators include changes in the Group’s business plans, changes in diesel prices, evidence of physical damage and technological changes and impacts of obsolescence.  If there are rapid changes in technology of the existing telecommunication infrastructure, the Group may need to recognize significant impairment charges.

The Group tests annually whether goodwill has suffered any impairment, in accordance with the accounting policy stated in note 2.13.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Refer to note 15 for Goodwill and intangible assets impairment considerations.

The assessment for impairment entails comparing the carrying value of the cash generating unit with its recoverable amount, that is, the higher of the value in use and the fair value less costs of disposal. Value in use is determined on the basis of discounted estimated future net cash flows. Fair value less costs of disposal is determined on the basis of tower cash flow multiples from recent comparable transactions. Determination as to whether and how much an asset is impaired involves management estimates on highly uncertain matters such as future revenue (taking into account tenancy rates), and the direct effect these have on gross profit margins in the initial five-year forecast period, discount rates, terminal growth rates, valuation multiples observed in comparable transactions and cost related to the disposal of a business.

In determining value in use the Group makes estimates and assumptions concerning the future. The assumptions adopted in the computation of the value in use are considered reasonable to the circumstance of each CGU. The resulting accounting estimates will, by definition, seldom equal the related actual results. Such estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

3.5Share-based payment valuation

The Group initially measures the cost of share-based payment transactions with employees using an option pricing model to determine the fair value of the liability incurred. Estimating fair value for share-based payment transactions require determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and weighted average share price of each option and making assumptions about them.

Equity settled share-based payment obligations granted to employees are measured at their fair value (at the date of grant or the date of amendment in the case of modification of terms) and are recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. This requires a reassessment of the expectation of the likelihood of meeting the non-market performance conditions used at the end of each reporting period. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 28.

3.6Regulatory accruals

The Group requires a variety of regulatory approvals and permits related to its license to operate and meets its compliance requirements in respect of individual tower sites. These charges are levied by various national and state authorities. There is uncertainty over the level of charges where rates (e.g. percentage of revenue) remain under negotiation with the relevant authorities and also over the period for which charges will apply where demands have not yet been received from authorities on a site by site basis. State authorities may also make claims on an ad-hoc basis for additional charges relating to new compliance requirements or charges significantly in excess of levels previously charged for an existing requirement. These ad-hoc claims may be made on a prospective or retrospective basis.

The Group recognizes an accrual for unbilled regulatory costs based on management estimates of the rates per permit/approval type, periods for which permits/approvals potentially relate and the probability of charges being raised resulting in a cash outflow. The most significant accrual relates to the Group’s operations in Nigeria, where the amount accrued is $31.9 million (2020: $28.3 million, 2019: $43.8 million). The accrual is based both on permits where rates are known amounts and those where amounts are based on management estimates including:

●	the assumed percentage of maximum “claimed” liability related to “ad hoc” state level claims;
●	the assumption that the risk related to potentially unpaid “regular” claims reduces over time and is accrued at 100% but reduced to 0% for balance over a certain number of years;
●	assumptions regarding the risk of liabilities arising in respect of one-off site development related charges in respect of sites acquired by the group.

A 10 percentage point change in management’s estimate of the amount of the potential liability that, subject to these estimates, will eventually be demanded and paid to the relevant authorities would alter the accrual at December 31, 2021 by approximately $3.2 million (2020: $2.9 million, 2019: $3.5 million). Management has only considered items in the sensitivity analysis that are subject to management’s rates estimate in the total amount accrued.

3.7Revenue recognition

(a)Variable consideration

Initial recognition of revenue includes an assessment of the recoverability of revenue. Amounts not expected to be recovered at the point of initial recognition are considered to be variable consideration, contingent upon the receipt of funds from the customer, and are therefore subject to measurement constraints as such payments are not wholly within the control of the Group (see note 2.5(a)).

A 10-percentage point change in management’s estimate of the amount of variable consideration that will eventually be received would alter revenue recognized by approximately $16.8 million (2020: $14.2 million, 2019: $nil).

(b)Delayed invoicing

Revenue also includes estimates in respect of services provided where billing is not completed, including in respect of tower sites coming into service, or changes in customer implemented technologies since the most recent invoicing cycle and in respect of services subject to ongoing negotiation regarding price or other contract interpretation disputes with customers. For each of these scenarios, revenue is accrued based on management’ expectation of the final billable amounts.

A 20-percentage point change in management’s estimate of the amount of accrued revenue, subject to these delayed billing estimates would alter revenue recognized by approximately $5.0 million (2020: $3.3 million, 2019: $0.8 million).